SCHEDULE OF CONVERTIBLE DEBENTURES AND NOTES, NET OF DISCOUNT (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Short term debt	$ 2,421,050	$ 1,765,050
Total of short term convertible debentures & notes and other debt	13,088,074	10,675,313
Convertible Debentures [Member]
Short-Term Debt [Line Items]
Convertible note payable	400,000	400,000
Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	1,073,925	1,031,425
August 2021 Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	817,397	782,469
JH Darbie PPM Debt [Member]
Short-Term Debt [Line Items]
Convertible note payable		311,693
JH Darbie PPM 2 Debt [Member]
Short-Term Debt [Line Items]
Convertible note payable	2,308,638
JH Darbie PPM 2 Debt [Member]
Short-Term Debt [Line Items]
Convertible note payable		1,898,468
JH Darbie PPM 2 Debt [Member] | 16% Convertible Notes – Non-related parties [Member]
Short-Term Debt [Line Items]
Convertible note payable		1,773,468
JH Darbie PPM 2 Debt [Member] | 16% Convertible Notes – CEO – Related Party [Member]
Short-Term Debt [Line Items]
Convertible note payable		125,000
10% Convertible note payable – Bridge Investor [Member] | Convertible Debentures [Member]
Short-Term Debt [Line Items]
Convertible note payable	35,556	35,556
10% Convertible note payable – Related Party [Member] | Convertible Debentures [Member]
Short-Term Debt [Line Items]
Convertible note payable	164,444	164,444
10% Convertible note payable – Bridge Investor [Member] | Convertible Debentures [Member]
Short-Term Debt [Line Items]
Convertible note payable	200,000	200,000
5% Convertible note payable – Stephen Boesch [Member] | Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	133,958	128,958
5% Convertible note payable – Related Party [Member] | Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	313,733	301,233
5% Convertible note payable – Dr. Sanjay Jha (Through his family trust) [Member] | Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	313,253	300,753
5% Convertible note payable – CEO & CFO – Related Parties [Member] | Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	102,659	98,559
5% Convertible note payable – Bridge Investors [Member] | Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	210,322	201,922
5% Convertible note – Autotelic Inc - Related Party [Member] | August 2021 Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	292,552	280,052
5% Convertible note – Bridge investors [Member] | August 2021 Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	437,075	418,399
5% Convertible note – CFO – Related Party [Member] | August 2021 Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	87,770	84,018
16% Convertible Notes – Non-related parties [Member] | JH Darbie PPM Debt [Member]
Short-Term Debt [Line Items]
Convertible note payable		311,693
16% Convertible Notes – Non-related parties [Member] | JH Darbie PPM 2 Debt [Member]
Short-Term Debt [Line Items]
Convertible note payable	2,183,638
16% Convertible Notes – Accredited Investors [Member] | November/December 2021 & March 2022 Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable	233,687	233,392
16% Convertible Notes – Accredited Investors [Member] | May and June 2022 Note [Member]
Short-Term Debt [Line Items]
Convertible note payable	993,130	1,401,284
2% Convertible Notes – Forever Prosperity [Member] | Debt for Clinical Trials – Forever Prosperity (Formerly GMP) [Member]
Short-Term Debt [Line Items]
Convertible note payable	4,840,247	4,750,000
16% Convertible Notes – CEO – Related Party [Member] | JH Darbie PPM 2 Debt [Member]
Short-Term Debt [Line Items]
Convertible note payable	125,000
Short term debt – Bridge investors [Member] | Other Debt [Member]
Short-Term Debt [Line Items]
Short term debt	210,000	210,000
Short term debt from CFO – Related Party [Member] | Other Debt [Member]
Short-Term Debt [Line Items]
Short term debt	76,050	35,050
Short term debt – Autotelic Inc. – Related Party [Member] | Other Debt [Member]
Short-Term Debt [Line Items]
Short term debt	2,085,000	1,470,000
Short Term Debt from CEO – Related Party [Member] | Other Debt [Member]
Short-Term Debt [Line Items]
Short term debt	$ 50,000	$ 50,000